LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Operating lease right-of-use assets	6,869	4,283	587
Operating lease liabilities-current portion	4,373	2,841	389
Operating lease liabilities-non-current portion	2,788	1,604	220

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive Income (Loss)	December 31, 2023	December 31, 2024	December 31, 2024
		RMB	RMB	US$
		(in thousands)		(Note 3)
Operating lease cost	Operating expenses	5,428	4,602	630
Cost of other leases with terms less than one year	Operating expenses	80	85	12
Total		5,508	4,687	642

Schedule of maturities of operating lease liabilities

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Due within one year	4,612	2,969	407
Due in the second year	2,734	444	61
Due in the third year	101	455	62
Due in the forth year	—	466	64
Due in the fifth year	—	415	57
Total lease payments	7,447	4,749	651
Less: imputed interest	(286)	(304)	(42)
Total	7,161	4,445	609

Summary of lease term and discount rate for the Company's operating lease

Operating Lease
Weighted average remaining lease term (in years)	1.99
Weighted average discount rate	4.65%

Schedule of supplemental cash flow information related to operating leases

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	6,196	4,817	660